Accounts receivables - Allowance for doubtful accounts rollforward (Details) - Accumulated impairment - Accounts receivable, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	$ 13	$ 14	$ 0
Business combination	0	0	13
Bad debt expense	33	0	0
Effect of movements in exchange rates	4	(1)	1
Ending balance	$ 50	$ 13	$ 14